Fair Value Measurements And Derivative Instruments (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Long-term Debt	$ 339,374,000	$ 2,156,634,000	$ 339,374,000
Fair value of long-term debt	359,200,000		359,200,000
Hedging Instruments, Non-derivative, Assets	14,800,000	9,500,000	14,800,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax		2,200,000	1,400,000.0
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		7,000,000	100,000
Foreign currency derivatives
Derivatives, Fair Value [Line Items]
Unrealized loss		100,000
Notional amount	18,900,000	19,600,000	18,900,000
Commodity derivative contracts
Derivatives, Fair Value [Line Items]
Unrealized gain		300,000	5,300,000
Unrealized loss		11,000,000	600,000
Notional amount	$ 143,900,000	142,100,000	143,900,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		$ (10,700,000)	$ 4,700,000
Minimum [Member]
Derivatives, Fair Value [Line Items]
Derivative, Term of Contract	3 years
Maximum [Member]
Derivatives, Fair Value [Line Items]
Derivative, Term of Contract	5 years